Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Number of reportable segment			1
Increase in revenues	$ 4,632		$ 15,264
Decrease in revenues		$ 87,359		$ 1,081,717
Increase costs of sales	$ 1,075,731		$ 130,331
Decrease in Cost of Sales		$ 739,861		$ 603,688